Provisions (Narratives) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Suria And Sallent Sites, Spain [Member]
Disclosure of other provisions [line items]
Amount of provision for the closure and restoration for the Salltent site	$ 74
Period used for estimating the cost of closure and restoration for the Salltent site	50 years
Rotem Amfert Israel [Member]
Disclosure of other provisions [line items]
Amount of provision for the closure and restoration for the Salltent site	$ 75
Bromine Israel [Member]
Disclosure of other provisions [line items]
Amount of provision for the closure and restoration for the Salltent site	$ 27